Debt and Capital Structure - Schedule Remaining Principal Amounts of U.S. Dollar Denominated Unsecured Notes (Detail) - Long-Term Debt $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 7,028		$ 8,537
U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 3,802	5,028	$ 4,800	6,537
Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 2,000		$ 2,000
5.38% due July 15, 2025 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.38%	5.38%	5.38%	5.38%
Total debt principal	$ 133	$ 176	$ 133	$ 181
4.25% due April 15, 2027 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.25%	4.25%	4.25%	4.25%
Total debt principal	$ 373	$ 493	$ 373	$ 505
4.40% due April 15, 2029 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.40%	4.40%	4.40%	4.40%
Total debt principal	$ 183	$ 241	$ 240	$ 324
2.65% due January 15, 2032 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	2.65%	2.65%	2.65%	2.65%
Total debt principal	$ 500	$ 661	$ 500	$ 677
5.25% due June 15, 2037 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.25%	5.25%	5.25%	5.25%
Total debt principal	$ 333	$ 441	$ 583	$ 790
6.80% due September 15, 2037 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	6.80%	6.80%	6.80%	6.80%
Total debt principal	$ 191	$ 253	$ 387	$ 524
6.75% due November 15, 2039 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	6.75%	6.75%	6.75%	6.75%
Total debt principal	$ 652	$ 862	$ 935	$ 1,267
4.45% due September 15, 2042 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.45%	4.45%	4.45%	4.45%
Total debt principal	$ 91	$ 121	$ 97	$ 131
5.20% due September 15, 2043 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.20%	5.20%	5.20%	5.20%
Total debt principal	$ 27	$ 36	$ 29	$ 39
5.40% due June 15, 2047 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.40%	5.40%	5.40%	5.40%
Total debt principal	$ 569	$ 752	$ 800	$ 1,083
3.75% due February 15, 2052 | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.75%	3.75%	3.75%	3.75%
Total debt principal	$ 750	$ 992	$ 750	$ 1,016
3.60% due March 10, 2027 | Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.60%	3.60%	3.60%	3.60%
Total debt principal		$ 750		$ 750
3.50% due February 7, 2028 | Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.50%	3.50%	3.50%	3.50%
Total debt principal		$ 1,250		$ 1,250